Share Capital (Details) - Schedule of Movements of Share Capital - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance		6,206,481	815,700
Shares issued for settlement of 2022 Convertible Loans (note (f))			4,758,252
Shares issued for equity-settled transactions (note (g))			632,529
Scrip dividend for Preference Shares (note (a))		142,032
Shares issued pursuant to share-based payment arrangement		8,726
Shares issued upon exercise of Class C warrants (note 22)		8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares		(2,304)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 27)		24,966,972
Shares issued upon the exercise of call option for loan notes (note (c))		2,005,460
Share issued for settlement of expenses (note (d))		325,000
Balance		42,002,325	6,206,481
Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange (note (b))		10,254,474
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 27)		10,092,134
Shares issued upon the exercise of call option for loan notes (note (c))		2,005,460
Share issued for settlement of expenses (note (d))		325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares		1,620,000
Conversion of Preference Shares to Class A Ordinary Shares		983,599
Balance		25,280,667
Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 27)		14,874,838
Conversion of Class B Ordinary shares to Class A Ordinary Shares		(1,620,000)
Balance		13,254,838
Old Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance		815,700
2022 Share Exchange (note (e))			815,700
Conversion of Preference Shares to Old Class A Ordinary Shares		449,865
Shares issued pursuant to share-based payment arrangement		8,726
Repurchase and cancellation of Old Class A Ordinary Shares		(2,304)
Capital Reorganization - Share Exchange (note (b))		(1,271,987)
Balance			815,700
Old Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance		632,529
Shares issued for equity-settled transactions (note (g))			632,529
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange (note (b))		(632,529)
Balance			632,529
Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance
Shares issued upon exercise of Class C warrants (note 22)		8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange (note (b))		(8,349,958)
Balance
Preference Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance		4,758,252
Shares issued for settlement of 2022 Convertible Loans (note (f))			4,758,252
Scrip dividend for Preference Shares (note (a))		142,032
Conversion of Preference Shares to Old Class A Ordinary Shares		(449,865)
Repurchase and cancellation of Old Class A Ordinary Shares
Conversion of Preference Shares to Class A Ordinary Shares		(983,599)
Balance		3,466,820	4,758,252
Old Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance
Balance
Ordinary Share [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance	[1]		215,982
2022 Share Exchange (note (e))	[1]		(215,982)
Shares issued for settlement of 2022 Convertible Loans (note (f))	[1]
Shares issued for equity-settled transactions (note (g))	[1]
Balance	[1]
Seed Preference Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance	[1]		60,182
2022 Share Exchange (note (e))	[1]		(60,182)
Shares issued for settlement of 2022 Convertible Loans (note (f))	[1]
Shares issued for equity-settled transactions (note (g))	[1]
Balance	[1]
Series A Preference Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance	[1]		296,076
2022 Share Exchange (note (e))	[1]		(296,076)
Shares issued for settlement of 2022 Convertible Loans (note (f))	[1]
Shares issued for equity-settled transactions (note (g))	[1]
Balance	[1]
Series B Preference Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance	[1]		182,024
2022 Share Exchange (note (e))	[1]		(182,024)
Shares issued for settlement of 2022 Convertible Loans (note (f))	[1]
Shares issued for equity-settled transactions (note (g))	[1]
Balance	[1]
Series B-1 Preference Shares [Member]
Share Capital (Details) - Schedule of Movements of Share Capital [Line Items]
Balance	[1]		61,436
2022 Share Exchange (note (e))	[1]		(61,436)
Shares issued for settlement of 2022 Convertible Loans (note (f))	[1]
Shares issued for equity-settled transactions (note (g))	[1]
Balance	[1]

[1]	Pursuant to a written shareholders’ resolution passed on December 21, 2022, the Ordinary Shares, Seed Preference Shares, Series A Preference Shares, Series B Preferences Shares and Series B-1 Preference Shares were cancelled.